INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 4 – INTANGIBLE ASSETS

As of December 31, 2022, the balance of intangible assets was $-0-. During the years ended December 31, 2022, and 2021, the Company recorded $210,505 and $-0- in amortization expense, respectively.